Statements Of Financial Highlights (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2017
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.00%	0.05%
Series D [Member]
Initial offering price			$ 1,331.20